SoFi Weekly Dividend ETF

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

	Shares	Value
Common Stocks - 88.7%
Advertising - 0.0% (5)
Dentsu Group, Inc.	135	$4,329

Aerospace & Defense - 1.5%
BAE Systems PLC	2,326	26,759
General Dynamics Corp.	172	35,119
IHI Corp.	112	2,585
Kawasaki Heavy Industries Ltd.	119	2,495
Lockheed Martin Corp.	196	87,026
		153,984
Agriculture - 1.0%
Archer-Daniels-Midland Co.	414	29,249
British American Tobacco PLC	1,561	49,422
Japan Tobacco, Inc.	839	18,255
Wilmar International Ltd.	1,588	4,583
		101,509
Apparel - 0.3%
Kering SA	54	28,690

Auto Manufacturers - 2.7%
Bayerische Motoren Werke AG	232	25,208
Cummins, Inc. (1)	107	21,872
Isuzu Motors Ltd.	450	5,231
Mazda Motor Corp.	444	3,794
Mercedes-Benz Group AG	599	44,555
PACCAR, Inc.	394	27,099
Stellantis NV	1,673	25,295
Toyota Motor Corp.	8,667	118,391
		271,445
Auto Parts & Equipment - 0.3%
Cie Generale des Etablissements Michelin SCA	511	14,469
Niterra Co. Ltd.	145	2,678
Pirelli & C SpA	192	902
Toyota Boshoku Corp.	55	896
Toyota Industries Corp.	118	7,280
		26,225
Banks - 12.2%
Banco Bilbao Vizcaya Argentaria SA	4,577	29,863
Bank Hapoalim BM	945	7,596
Bank of America Corp. (1)	5,331	148,149
Bank of Montreal	542	45,145
Barclays PLC	11,907	22,334
Canadian Imperial Bank of Commerce	679	27,958
Citigroup, Inc.	1,466	64,973
DBS Group Holdings Ltd.	1,391	31,108
Huntington Bancshares, Inc.	1,076	11,094
Israel Discount Bank Ltd.	933	4,489
JPMorgan Chase & Co.	2,230	302,633
M&T Bank Corp.	129	15,372
Morgan Stanley	981	80,207
National Bank of Canada	255	18,257
NatWest Group PLC	4,008	12,896
Northern Trust Corp.	151	10,860
Oversea-Chinese Banking Corp. Ltd.	2,443	22,125
Powszechna Kasa Oszczednosci Bank Polski SA	671	5,061
Regions Financial Corp. (1)	705	12,175
Royal Bank of Canada	1,047	93,531
State Street Corp. (1)	262	17,821
Sumitomo Mitsui Financial Group, Inc.	974	39,583
The Bank of New York Mellon Corp.	595	23,919
The Bank of Nova Scotia	909	43,848
The Chiba Bank Ltd.	506	3,154
The PNC Financial Services Group, Inc.	307	35,560
The Toronto-Dominion Bank	1,387	78,406
United Overseas Bank Ltd.	1,017	20,980
		1,229,097
Beverages - 0.1%
Endeavour Group Ltd/Australia	1,033	4,125
JDE Peet’s NV	72	2,086
Treasury Wine Estates Ltd.	549	4,128
		10,339
Biotechnology - 0.7%
Gilead Sciences, Inc.	951	73,170

Building Materials - 0.8%
Cie de Saint-Gobain	355	19,604
CRH PLC	558	26,322
Heidelberg Materials AG	105	7,487
Holcim AG	406	24,933
Wienerberger AG	73	2,058
		80,404
Chemicals - 2.0%
Air Products and Chemicals, Inc.	168	45,216
Air Water, Inc.	128	1,677
Dow, Inc. (1)	533	26,000
Eastman Chemical Co.	90	6,938
FMC Corp.	95	9,888
Givaudan SA	7	22,942
LyondellBasell Industries NV	195	16,680
Nissan Chemical Corp.	100	4,337
Nitto Denko Corp.	111	7,889
Shin-Etsu Chemical Co. Ltd.	1,484	45,641
Solvay SA	54	5,622
Toray Industries, Inc.	1,140	6,015
		198,845
Coal - 0.0% (5)
Whitehaven Coal Ltd.	614	2,249

Commercial Services - 1.5%
Ashtead Group PLC	333	20,223
Automatic Data Processing, Inc.	316	66,041
Brambles Ltd.	1,057	9,399
RB Global, Inc.	138	7,199
RELX PLC	1,445	44,952
		147,814
Computers - 0.2%
Computershare Ltd.	401	5,803
Hewlett Packard Enterprise Co.	968	13,959
Ricoh Co. Ltd.	392	3,271
		23,033
Cosmetics & Personal Care - 2.7%
Essity AB - Class A	460	12,189
The Procter & Gamble Co.	1,805	257,213
		269,402
Distribution & Wholesale - 1.3%
ITOCHU Corp.	1,053	35,581
Marubeni Corp.	1,287	18,350
Mitsubishi Corp.	948	37,902
Mitsui & Co. Ltd.	1,129	35,588
		127,421
Diversified Financial Services - 1.0%
BlackRock, Inc.	113	74,303
IGM Financial, Inc.	74	2,171
Schroders PLC	670	3,783
Singapore Exchange Ltd.	622	4,260
St James’s Place PLC	416	5,749
Synchrony Financial	340	10,527
		100,793
Electric - 4.5%
A2A SpA	1,072	1,769
Alliant Energy Corp.	190	9,777
Ameren Corp.	195	15,809
American Electric Power Co., Inc.	389	32,334
Avangrid, Inc.	54	2,027
CMS Energy Corp.	219	12,698
Consolidated Edison, Inc.	269	25,098
DTE Energy Co.	155	16,678
EDP-ENERGIAS PORTU	2,145	10,405
Electric Power Development Co. Ltd.	128	1,879
Emera, Inc.	203	8,359
Entergy Corp.	154	15,123
Evergy, Inc.	172	9,950
Eversource Energy	266	18,415
Exelon Corp.	758	30,055
Fortis Inc/Canada	362	15,206
Hera SpA	532	1,658
Hydro One Ltd.	236	6,717
National Grid PLC	2,785	38,176
Northland Power, Inc.	186	4,075
Public Service Enterprise Group, Inc.	381	22,765
Sempra Energy	240	34,447
Terna - Rete Elettrica Nazionale	1,071	8,942
The Southern Co.	818	57,055
Verbund AG	25	1,880
WEC Energy Group, Inc.	239	20,877
Xcel Energy, Inc.	420	27,422
		449,596
Electrical Components & Equipment - 0.7%
Schneider Electric SE	410	70,522

Electronics - 0.8%
ABB Ltd.	1,249	45,443
Garmin Ltd. (1)(2)	116	11,965
Kyocera Corp.	252	14,296
SCREEN Holdings Co. Ltd.	34	3,551
Venture Corp. Ltd.	207	2,318
		77,573
Engineering & Construction - 0.6%
CK Infrastructure Holdings Ltd.	462	2,555
Kajima Corp.	320	4,478
Keppel Corp. Ltd.	1,084	5,049
Obayashi Corp.	500	4,022
Vinci SA	369	41,825
		57,929
Entertainment - 0.1%
Vail Resorts, Inc.	30	7,296

Environmental Control - 0.2%
Republic Services, Inc.	156	22,094

Food - 5.2%
Associated British Foods PLC	271	6,131
Campbell Soup Co. (1)	150	7,583
CK Hutchison Holdings Ltd.	2,016	12,194
Coles Group Ltd.	988	11,496
Conagra Brands, Inc.	362	12,623
General Mills, Inc. (1)	446	37,535
Hormel Foods Corp.	216	8,262
J Sainsbury PLC	1,332	4,467
Kesko Oyj - B Shares	184	3,469
Koninklijke Ahold Delhaize NV	718	22,704
Mondelez International, Inc.	1,033	75,833
Nestle SA	2,032	239,843
Saputo, Inc.	215	5,555
Tesco PLC	5,594	18,082
The J.M. Smucker Co.	77	11,287
The Kroger Co.	541	24,524
Woolworths Group Ltd.	918	22,302
		523,890
Forest Products & Paper - 0.1%
Holmen AB - Class A	71	2,677
Oji Holdings Corp.	707	2,718
Smurfit Kappa Group PLC	195	6,908
		12,303
Gas - 0.3%
Atmos Energy Corp.	106	12,220
Canadian Utilities Ltd. - Class A	90	2,413
China Gas Holdings Ltd.	2,052	2,328
Naturgy Energy Group SA	95	2,696
NiSource, Inc.	307	8,255
		27,912
Hand & Machine Tools - 0.3%
Amada Co. Ltd.	262	2,500
Fuji Electric Co. Ltd.	99	4,160
Snap-on, Inc.	40	9,954
Techtronic Industries Co. Ltd.	1,070	9,930
		26,544
Healthcare - Products - 0.9%
Elekta AB - B Shares	263	1,923
Medtronic PLC	1,016	84,084
		86,007
Healthcare - Services - 0.1%
Medibank Pvt Ltd.	2,095	4,840
Sonic Healthcare Ltd.	349	7,948
		12,788
Holding Companies - Diversified - 0.1%
Jardine Matheson Holdings Ltd.	154	7,394

Home Builders - 0.1%
Sekisui Chemical Co. Ltd.	299	4,120
Sekisui House Ltd.	450	8,772
		12,892
Household Products & Wares - 0.5%
Henkel AG & Co. KGaA	73	5,223
Reckitt Benckiser Group PLC	544	42,113
		47,336
Insurance - 6.0%
Aflac, Inc.	423	27,161
Ageas SA/NV	116	4,617
Allianz SE	306	65,239
American International Group, Inc.	562	29,690
AXA SA	1,353	38,102
Dai-ichi Life Holdings, Inc.	735	12,597
Everest Re Group Ltd.	29	9,861
Fairfax Financial Holdings Ltd. - SVS	17	12,186
Fidelity National Financial, Inc.	195	6,657
Great-West Lifeco, Inc.	202	5,711
Hannover Rueck SE	46	9,818
iA Financial Corp, Inc.	79	5,028
Intact Financial Corp.	132	19,428
Legal & General Group PLC	4,546	12,852
Manulife Financial Corp.	1,427	26,403
Marsh & McLennan Company, Inc.	375	64,942
MetLife, Inc.	497	24,626
MS&AD Insurance Group Holdings, Inc.	324	11,127
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	107	38,100
Power Corp of Canada	403	10,418
Principal Financial Group, Inc.	187	12,241
QBE Insurance Group Ltd.	1,132	10,710
Sompo Holdings, Inc.	234	9,530
Sun Life Financial, Inc.	449	21,718
Talanx AG	34	1,890
The Travelers Company, Inc.	177	29,955
Tokio Marine Holdings, Inc.	1,448	32,584
Zurich Insurance Group AG	113	52,659
		605,850
Internet - 0.0% (5)
carsales.com Ltd.	253	3,803

Investment Companies - 0.0% (5)
Washington H Soul Pattinson & Co. Ltd.	176	3,658

Iron & Steel - 0.4%
Nippon Steel Corp.	650	12,633
Nucor Corp.	193	25,488
Voestalpine AG (2)	84	2,595
		40,716
Leisure Time - 0.1%
Yamaha Motor Co. Ltd.	231	5,688

Lodging - 0.0% (5)
City Developments Ltd.	336	1,674

Machinery - Construction & Mining - 0.6%
Hitachi Ltd.	697	40,139
Komatsu Ltd.	682	16,070
Metso Oyj	527	5,750
		61,959
Machinery - Diversified - 0.1%
ANDRITZ AG	55	2,941
Ebara Corp.	70	3,131
Husqvarna AB - Class B	300	2,208
THK Co. Ltd.	93	1,961
		10,241
Media - 1.2%
Comcast Corp. - Class A	3,190	125,526

Metal Fabricate & Hardware - 0.1%
SKF AB - Class A	279	4,406
Tenaris SA	355	4,417
		8,823
Mining - 0.8%
Agnico Eagle Mines Ltd.	351	17,838
B2Gold Corp.	813	3,008
Glencore PLC	7,221	36,824
Newcrest Mining Ltd.	678	11,272
Norsk Hydro ASA	1,014	6,104
South32 Ltd.	3,359	8,434
		83,480
Miscellaneous Manufacturers - 1.5%
Eaton Corp PLC (1)	302	53,122
Knorr-Bremse AG	50	3,411
Nikon Corp.	258	2,860
Siemens AG	564	92,200
Trelleborg AB - Class A	150	3,713
		155,306
Office & Business Equipment - 0.0% (5)
Seiko Epson Corp.	209	3,170

Oil & Gas - 10.8%
Ampol Ltd.	181	3,679
Canadian Natural Resources Ltd.	822	44,223
Chevron Corp.	1,327	199,873
ConocoPhillips	930	92,349
Coterra Energy, Inc. (1)	592	13,764
DCC PLC	75	4,273
Diamondback Energy, Inc.	133	16,911
Eni SpA (2)	1,744	23,148
EOG Resources, Inc.	451	48,388
Equinor ASA	749	19,073
Exxon Mobil Corp.	3,108	317,575
Inpex Corp.	693	7,341
Marathon Petroleum Corp.	340	35,669
Neste Oyj	326	12,293
OMV AG	108	4,799
Phillips 66	357	32,705
Pioneer Natural Resources Co.	176	35,101
Santos Ltd.	2,521	11,893
Suncor Energy, Inc.	1,008	28,201
TotalEnergies SE	1,731	97,955
Tourmaline Oil Corp.	241	10,062
Woodside Energy Group Ltd.	1,443	32,031
		1,091,306
Packaging & Containers - 0.3%
Amcor PLC	1,139	10,980
DS Smith PLC	1,038	3,907
Huhtamaki Oyj	79	2,576
Packaging Corp of America	68	8,434
		25,897
Pharmaceuticals - 8.9%
Bayer AG	747	41,523
Bristol-Myers Squibb Co.	1,601	103,168
CSPC Pharmaceutical Group Ltd.	6,379	5,557
CVS Health Corp.	979	66,601
Hikma Pharmaceuticals PLC	102	2,265
Johnson & Johnson	1,987	308,104
Ono Pharmaceutical Co. Ltd.	335	6,254
Orion Oyj - B Shares	78	3,292
Pfizer, Inc.	4,289	163,068
Recordati Industria Chimica e Farmaceutica SpA	74	3,205
Roche Holding AG	21	7,053
Roche Holding AG	535	168,667
Shionogi & Co. Ltd.	223	10,017
Viatris, Inc.	917	8,391
		897,165
Pipelines - 0.4%
Kinder Morgan, Inc. (1)	1,490	24,004
ONEOK, Inc.	339	19,208
		43,212
Private Equity - 0.4%
3i Group PLC	718	17,402
Intermediate Capital Group PLC	217	3,744
Partners Group Holding AG	16	14,366
		35,512
Real Estate - 0.5%
CK Asset Holdings Ltd.	1,402	7,558
Hang Lung Properties Ltd.	1,322	2,094
Henderson Land Development Co. Ltd.	995	3,158
Hongkong Land Holdings Ltd.	867	3,719
Mitsui Fudosan Co. Ltd.	666	12,692
Nomura Real Estate Holdings, Inc.	84	2,029
Sun Hung Kai Properties Ltd.	1,106	14,086
Swire Properties Ltd.	825	1,967
Tokyu Fudosan Holdings Corp.	397	2,114
		49,417
Real Estate Investment Trusts (REITs) - 2.3%
AvalonBay Communities, Inc.	104	18,094
CapitaLand Ascendas REIT	2,301	4,586
CapitaLand Integrated Commercial Trust	3,997	5,900
Charter Hall Group	330	2,392
Dexus	813	4,320
Extra Space Storage, Inc.	100	14,427
Frasers Logistics & Commercial Trust	2,120	1,940
Goodman Group	1,396	17,734
Keppel DC REIT (2)	1,046	1,614
Link REIT	1,943	11,293
Mapletree Industrial Trust	1,537	2,575
Mapletree Logistics Trust	2,486	3,046
Mapletree Pan Asia Commercial Trust	1,654	2,014
Mid-America Apartment Communities, Inc.	87	12,794
Orix JREIT, Inc.	2	2,671
Prologis, Inc.	703	87,559
Public Storage	117	33,146
Warehouses De Pauw CVA	121	3,385
		229,490
Retail - 1.3%
Best Buy Co., Inc.	149	10,828
Canadian Tire Corp Ltd. - Class A	41	4,918
Chow Tai Fook Jewellery Group Ltd.	1,330	2,355
Darden Restaurants, Inc. (1)	92	14,584
Genuine Parts Co.	105	15,638
Industria de Diseno Textil SA	841	28,054
Jardine Cycle & Carriage Ltd.	61	1,455
Target Corp. (1)	348	45,564
The Swatch Group AG	21	6,216
		129,612
Semiconductors - 4.7%
Broadcom, Inc.	312	252,083
QUALCOMM, Inc.	856	97,079
SUMCO Corp.	258	3,677
Texas Instruments, Inc.	688	119,629
		472,468
Shipbuilding - 0.0% (5)
Yangzijiang Shipbuilding Holdings Ltd.	2,018	1,832

Software - 0.4%
Open Text Corp.	201	8,346
Paychex, Inc.	244	25,603
The Sage Group PLC	778	8,398
		42,347
Telecommunications - 3.4%
Cisco Systems, Inc.	3,127	155,318
Corning, Inc.	645	19,873
Elisa Oyj	107	5,977
Hikari Tsushin, Inc.	15	2,166
KDDI Corp.	1,173	36,026
Swisscom AG	19	11,988
Verizon Communications, Inc.	3,234	115,227
		346,575
Transportation - 1.7%
C.H. Robinson Worldwide, Inc.	87	8,225
Deutsche Post AG	717	32,143
Frontline PLC	108	1,530
Kawasaki Kisen Kaisha Ltd.	96	2,154
Kuehne + Nagel International AG	39	11,054
Kyushu Railway Co.	107	2,284
Mitsui OSK Lines Ltd.	275	6,249
NIPPON EXPRESS HOLDINGS, INC.	62	3,475
Nippon Yusen KK	376	8,000
United Parcel Service, Inc. - Class B	553	92,351
		167,465
Total Common Stocks
(Cost $9,129,419)		8,933,017

Preferred Stocks - 0.1%
Auto Manufacturers - 0.0% (5)
Bayerische Motoren Werke AG (3)	43	4,407

Household Products & Wares - 0.1%
Henkel AG & Co. KGaA (3)	126	10,013

Total Preferred Stocks
(Cost $11,752)		14,420

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund, Class X, 4.970% (4)	5,616	5,616
Total Short-Term Investments
(Cost $5,616)		5,616

Investments Purchased with Proceeds from Securities Lending - 5.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.290% (4)	529,381	529,381
Total Investments Purchased with Proceeds from Securities Lending
(Cost $529,381)		529,381

Total Investments in Securities - 94.1%
(Cost $9,676,168)		9,482,434
Other Assets in Excess of Liabilities - 5.9%		593,366
Total Net Assets - 100.0%		$10,075,800

(1)
This security or a portion of this security was out on loan as of May 31, 2023. Total loaned securities had a value of $508,512 or 5.0% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)	Non-income producing security.
(3)	There is currently no dividend rate available.
(4)	The rate shown is the annualized seven-day effective yield as of May 31, 2023.
(5)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at May 31, 2023 (Unaudited)

The SoFi Weekly Dividend ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$8,933,017	$–	$–	$8,933,017
Preferred Stocks (1)	–	14,420	–	–	14,420
Short-Term Investments	–	5,616	–	–	5,616
Investments Purchased With Collateral From Securities Lending (2)	529,381	–	–	–	529,381
Total Investments in Securities	$529,381	$8,953,053	$–	$–	$9,482,434

(1) See Schedule of Investment for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.